Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CASH FLOWS USED IN OPERATING ACTIVITIES:
Net loss	$ (4,047)	$ (7,804)	$ (4,598)
Adjustments to reconcile net loss to net cash used in operating activities:
Exchange rate differences on cash and cash equivalents	(29)	8	34
Amortization and impairment of intangible assets	1,129	768	730
Depreciation of property and equipment	72	20	8
Equity losses	239	1,186	1,249
Share-based compensation	688
Changes in deferred taxes, net	(746)	201	(58)
Derecognition of the lease upon early termination	(111)
Revaluation of derivative liabilities	(5,011)	607	(841)
Revaluation of convertible promissory notes	1,628
Revaluation of deferred consideration (see note 3(a))	38
Revaluation of investment at fair value	5	62	221
Financing expenses on convertible loan receivable	(12)
Financing expenses on convertible debenture	115
Issuance costs on financial instruments classified as derivative liabilities		603
Interest expense on short-term loan			(1)
Changes in operating assets and liabilities:
Decrease (increase) in trade receivables	(24)	209	(302)
Decrease (increase) in other receivables	(163)	106	182
Increase in inventory	(617)	(1,666)	(596)
Increase (decrease) in trade payables and other payables	319	(172)	1,304
Decrease in operating lease right-of-use assets	1,631	109	67
Decrease in operating lease liabilities	(1,324)	(112)	(67)
Net cash used in operating activities	(6,221)	(5,875)	(2,668)
CASH FLOWS USED IN INVESTING ACTIVITIES:
Purchase of property and equipment	(11)	(144)	(25)
Restricted deposit	678		(17)
Purchase of investment accounted for using the equity method		(98)	(3,091)
Acquisition of Pure Logistics, net of cash acquired (see note 3(a))	(2,253)
Investment in convertible loan receivable (Note 8)	(2,718)
Purchase of intangible assets (see note 6)	(200)	(330)	(1,681)
Net cash used in investing activities	(4,504)	(572)	(4,814)
CASH FLOWS FROM (USED IN) FINANCING ACTIVITIES:
Short-term loans repaid			(86)
Proceeds from issuance of convertible notes (note 11(d) & note 11(e))	7,515
Repayment of convertible notes	(271)
Repayment of deferred payment (see note 3(a))	(513)
Cash acquired in connection with the reverse recapitalization, net (see Note 3(b))	4
Issuance of convertible debenture, net of issuance costs (note 12)	1,866
Issuance of ordinary shares, pre-funded warrants and warrants, net	541	6,255
Exercise of warrants and options	624	2,229
Net cash from (used in) financing activities	9,768	8,484	(86)
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	(957)	2,037	(7,568)
CHANGES FROM EXCHANGE RATE DIFFERENCES ON CASH AND CASH EQUIVALENTS	29	(8)	(34)
CASH AND CASH EQUIVALENTS AT BEGINNING OF THE YEAR	2,564	535	8,137
CASH AND CASH EQUIVALENTS AT END OF THE YEAR	1,636	2,564	535
Supplemental disclosure of cash flow information:
Taxes paid	108	180	28
Interest received	16	78
Interest paid	47	10	2
Supplemental disclosure of noncash investing and financing activities:
Issuance of ordinary shares upon conversion of the January Note	3,159
Issuance of ordinary shares upon conversion of the June Notes	4,358
Issuance of ordinary shares upon conversion of Series A Warrants	394	64
Reclassification of warrants from liability to equity	232
Convertible debenture’s issuance costs in ordinary shares	242
Issuance of 12 ordinary shares to SciSparc Ltd. in consideration for 73 ordinary shares (see note 7(b))			288
Consideration payable to sellers of Fort Products Ltd. included in other payables			332
Consideration payable to seller of SciSparc U.S. shares included in other payables			98
Right of use assets obtained in exchange for lease liabilities	155	273	57
Derecognition of the lease upon early termination	(1,715)
Purchase of intangible assets not yet paid	800
Supplemental disclosure of the acquisition of Pure Logistics:
Working capital other than cash	493
Property and equipment, net	205
Operating lease right-of-use assets	6,024
Intangible assets – customer relationships	1,376
Goodwill	951
Operating lease liabilities	(5,742)
Deferred tax liability	(579)
Deferred payment	(475)
Total cash from investment in newly consolidated subsidiary	$ 2,253